Cover	Feb. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2025
Entity File Number	000-50071
Entity Registrant Name	Liberty Star Uranium & Metals Corp.
Entity Central Index Key	0001172178
Entity Tax Identification Number	90-0175540
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2 East Congress St. Ste 900
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	LBSR
Entity Emerging Growth Company	false